Statements of Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss for the period	$ (103,683)	$ (67,255)	$ (22,606)
Reconciliation of net loss and of the cash provided by (used in) operating activities Adjustments for
Amortization and depreciation	3,371	2,211	1,937
Net loss (income) on disposals	40	65	(11)
Net financial loss (gain)	11,032	(46)	(8,378)
Expenses related to share-based payments	50,418	58,622	33,402
Provisions	2,908	(365)	(279)
Other non cash items	2	(1,432)
Interest (paid) / received	1,371	1,694	1,070
Operating cash flows before change in working capital	(34,540)	(6,507)	5,135
Decrease (increase) in inventories	(109)	50	(25)
Decrease (increase) in trade receivables and other current assets	(549)	(997)	1,268
Decrease (increase) in subsidies receivables	305	(1,122)	(679)
(Decrease) increase in trade payables and other current liabilities	(335)	(4,384)	2,961
(Decrease) increase in deferred income	(17,099)	(19,750)	(5,070)
Change in working capital	(17,787)	(26,203)	(1,544)
Net cash flows provided by (used in) operating activities	(52,327)	(32,710)	3,591
Cash flows from investment activities
Proceeds from disposal of property, plant and equipment	7,164	24	111
Sale (Acquisition) of subsidiaries net of cash disposed of			(3,162)
Acquisition of intangible assets	(273)	(337)	(97)
Acquisition of property, plant and equipment	(2,383)	(13,696)	(4,316)
Net change in non-currentfinancial assets	(125)	175	(264)
Sale (Acquisition) of current financial assets	(2,598)	(39,302)
Net cash flows provided by (used in) investing activities	1,784	(53,137)	(7,728)
Cash flows from financing activities
Increase in share capital net of transaction costs	2,930	713	221,142
Shares of Calyxt issued to third parties	38,257
Decrease in borrowings	(41)	(91)	(625)
Treasury shares	120	(137)	75
Net cash flows provided by financing activities	41,266	485	220,591
(Decrease) increase in cash	(9,277)	(85,362)	216,454
Cash and cash equivalents at the beginning of the year	254,568	342,111	136,400
Effect of exchange rate changes on cash	11,089	(2,181)	(10,743)
Cash and cash equivalents at the end of the period	$ 256,380	$ 254,568	$ 342,111